Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Actuarial Assumptions

Actuarial calculations for pension and retirement plans, seniority premiums and post-retirement medical benefits, as well as the associated cost for the period, were determined using the following long-term assumptions for Mexico:

Mexico	December 31, 2017	December 31, 2016	December 31, 2015
Financial:
Discount rate used to calculate the defined benefit obligation	7.60%	7.60%	7.00%
Salary increase	4.50%	4.50%	4.50%
Future pension increases	3.50%	3.50%	3.50%
Healthcare cost increase rate	5.10%	5.10%	5.10%
Biometric:
Mortality (1)	EMSSA 2009	EMSSA 2009	EMSSA 2009
Disability (2)	IMSS-97	IMSS-97	IMSS-97
Normal retirement age	60 years	60 years	60 years
Employee turnover table (3)	BMAR 2007	BMAR 2007	BMAR 2007

Measurement date December:

(1)	EMSSA. Mexican Experience of social security.
(2)	IMSS. Mexican Experience of Instituto Mexicano del Seguro Social.
(3)	BMAR. Actuary experience.

Summary of Defined Benefit Plan Expected Future Benefit Payments

Based on these assumptions, the amounts of benefits expected to be paid out in the following years are as follows:

	Pension and Retirement Plans		Seniority Premiums		Post Retirement Medical Services		Total
2018	Ps.	611	Ps.	53	Ps.	19	Ps.	683
2019		233		52		20		305
2020		351		50		22		423
2021		263		48		24		335
2022		270		47		25		342
2023 to 2027		2,115		254		158		2,527

Summary of Balances of the Liabilities for Employee Benefits

Balances of the liabilities for employee benefits

	December 31, 2017		December 31, 2016
Pension and Retirement Plans:
Defined benefit obligation	Ps.	7,370	Ps.	5,702
Pension plan funds at fair value		(3,131)		(2,216)

Net defined benefit liability	Ps.	4,239	Ps.	3,486

Seniority Premiums:
Defined benefit obligation	Ps.	783	Ps.	663
Seniority premium plan funds at fair value		(109)		(102)

Net defined benefit liability	Ps.	674	Ps.	561

Postretirement Medical Services:
Defined benefit obligation	Ps.	524	Ps.	460
Medical services funds at fair value		(64)		(60)

Net defined benefit liability	Ps.	460	Ps.	400

Total employee benefits	Ps.	5,373	Ps.	4,447

Summary of Trust Assets

Trust assets consist of fixed and variable return financial instruments recorded at market value, which are invested as follows:

Type of Instrument	December 31, 2017	December 31, 2016
Fixed return:
Traded securities	18%	15%
Bank instruments	5%	4%
Federal government instruments of the respective countries	62%	63%
Variable return:
Publicly traded shares	15%	18%

	100%	100%

Summary of Amounts and Types of Securities in Related Parties Included in Portfolio Fund

In Mexico, the amounts and types of securities of the Company in related parties included in portfolio fund are as follows:

	December 31, 2017		December 31, 2016
Debt:
Cementos Mexicanos. S.A.B. de C.V.	Ps.	—	Ps.	7
Grupo Televisa, S.A.B. de C.V.		28		45
Grupo Financiero Banorte, S.A.B. de C.V.		—		7
BBVA Bancomer S.A. de C.V.		10
El Puerto de Liverpool, S.A.B. de C.V.		30		5
Grupo Industrial Bimbo, S.A.B. de C. V.		5		19
Gentera, S.A.B. de C.V.		—		8
Capital:
Grupo Industrial Bimbo, S.A.B. de C.V.		—		6

Summary of Amount Recognized in Consolidated Income Statements and Consolidated Statements of Comprehensive Income

Amounts recognized in the consolidated income statements and the consolidated statement of comprehensive income

	Income Statement								AOCI(1)
December 31, 2017	Current Service Cost		Past Service Cost		Gain or Loss on Settlement or Curtailment		Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps.	341	Ps.	10	Ps.	(2)	Ps.	267	Ps.	1,060
Seniority premiums		106		—		(1)		41		46
Postretirement medical services		24		—		—		30		184

Total	Ps.	471	Ps.	10	Ps.	(3)	Ps.	338	Ps.	1,290

December 31, 2016	Current Service Cost		Past Service Cost		Gain or Loss on Settlement or Curtailment		Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps.	245	Ps.	45	Ps.	(61)	Ps.	224	Ps.	1,102
Seniority premiums		93		—		—		34		18
Postretirement medical services		21		—		—		24		151

Total	Ps.	359	Ps.	45	Ps.	(61)	Ps.	282	Ps.	1,270

Pension and retirement plans	Ps.	233	Ps.	3	Ps.	(120)	Ps.	212	Ps.	913
Seniority premiums		88		—		(9)		32		39
Postretirement medical services		16		—		—		23		119
Post-employment Venezuela		6		—		—		9		—

Total	Ps.	343	Ps.	3	Ps.	(129)	Ps.	276	Ps.	1,071

(1)	Amounts accumulated in other comprehensive income as of the end of the period.

Summary of Remeasurements of Net Defined Benefit Liability Recognized in Accumulated Other Comprehensive Income

Remeasurements of the net defined benefit liability recognized in accumulated other comprehensive income are as follows:

	December 31, 2017		December 31, 2016		December 31, 2015
Amount accumulated in other comprehensive income as of the beginning of the period, net of tax	Ps.	966	Ps.	810	Ps.	942
Actuarial losses arising from exchange rates		(2)		123		(12)
Remeasurements during the year, net of tax		295		288		(46)
Actuarial gains and (losses) arising from changes in financial assumptions		(367)		(255)		(74)

Amount accumulated in other comprehensive income as of the end of the period, net of tax	Ps.	892	Ps.	966	Ps.	810

Summary of Changes in the Balance of Plan Assets

Changes in the balance of plan assets

	December 31, 2017		December 31, 2016		December 31, 2015
Total Plan Assets:
Initial balance	Ps.	2,378	Ps.	2,228	Ps.	2,158
Actual return on trust assets		213		40		65
Foreign exchange loss (gain)		86		4		7
Life annuities		65		107		61
Benefits paid		(136)		(1)		(63)
Acquisitions		698		—		—

Ending balance	Ps.	3,304	Ps.	2,378	Ps.	2,228

Summary of Employee Benefit Expenses Recognized in Consolidated Income Statements

For the years ended December 31, 2017, 2016 and 2015, employee benefits expenses recognized in the consolidated income statements as cost of goods sold, administrative and selling expenses are as follows:

	2017		2016		2015
Wages and salaries	Ps.	53,056	Ps.	39,459	Ps.	39,459
Social security costs		9,860		6,114		6,114
Employee profit sharing		1,209		1,506		1,243
Post employment benefits		815		625		493
Share-based payments		351		468		463
Termination benefits		455		503		503

	Ps.	65,746	Ps.	48,675	Ps.	48,275

Present value of defined benefit obligation [member]
Summary of Changes in the Balance of the Defined Benefit Obligation for Post-employment

Changes in the balance of the defined benefit obligation for post-employment

	December 31, 2017		December 31, 2016		December 31, 2015
Pension and Retirement Plans:
Initial balance	Ps.	5,702	Ps.	5,308	Ps.	5,270
Current service cost		341		245		233
Past service cost		10		45		3
Interest expense		491		369		353
Effect on curtailment		(2)		(61)		(120)
Remeasurements of the net defined benefit obligation		263		(67)		(154)
Foreign exchange loss (gain)		(79)		150		39
Benefits paid		(550)		(287)		(316)
Acquisitions		1,194		—		—

Ending balance	Ps.	7,370	Ps.	5,702	Ps.	5,308

Seniority Premiums:
Initial balance	Ps.	663	Ps.	610	Ps.	563
Current service cost		106		93		88
Interest expense		49		41		38
Settlement		(1)		—		—
Effect on curtailment		—		—		(9)
Remeasurements of the net defined benefit obligation		28		(43)		(34)
Benefits paid		(68)		(55)		(45)
Acquisitions		6		17		9

Ending balance	Ps.	783	Ps.	663	Ps.	610

Postretirement Medical Services:
Initial balance	Ps.	460	Ps.	404	Ps.	338
Current service cost		24		22		16
Interest expense		34		27		26
Remeasurements of the net defined benefit obligation		32		30		44
Benefits paid		(26)		(23)		(20)

Ending balance	Ps.	524	Ps.	460	Ps.	404

Post-employment:
Initial balance			Ps.	135	Ps.	194
Current service cost				—		5
Certain liability cost				—		73
Reclassification to certain liability cost				(135)		—
Foreign exchange (gain)				—		(137)

Ending balance			Ps.	—	Ps.	135

Discount rates [member]
Summary of Amount of Defined Benefit Plan Expense and OCI Impact in Absolute Terms of Variation on Net Defined Benefit Liability

The following table presents the amount of defined benefit plan expense and OCI impact in absolute terms of a variation of 0.5% in the assumptions on the net defined benefit liability associated with the Company’s defined benefit plans. The sensitivity of this 0.5% on the significant actuarial assumptions is based on a projected long-term discount rates for Mexico and a yield curve projections of long-term sovereign bonds:

+0.5%:	Income Statement	OCI (1)

Discount rate used to calculate the defined benefit obligation and the net interest on the net defined benefit liability	Current Service Cost		Past Service Cost		Gain or Loss on Settlement or Curtailment		Effect of Net Interest on the Net Defined Benefit Liability (Asset)		Remeasurements of the Net Defined Benefit Liability (Asset)
Pension and retirement plans	Ps.	322	Ps.	9	Ps.	(2)	Ps.	264	Ps.	1,289
Seniority premiums		102		—		(1)		41		44
Postretirement medical services		23		—		—		33		178
Post-employment		—		—		—		—		—

Total	Ps.	447	Ps.	9	Ps.	(3)	Ps.	338	Ps.	1,511

Expected salary increase	Current Service Cost		Past Service Cost		Gain or Loss on Settlement or Curtailment		Effect of Net Interest on the Net Defined Benefit Liability (Asset)		Remeasurements of the Net Defined Benefit Liability (Asset)
Pension and retirement plans	Ps.	355	Ps.	10	Ps.	(2)	Ps.	286	Ps.	1,496
Seniority premiums		112		—		(1)		43		42
Postretirement medical services		—		—		—		—		—
Post-employment		—		—		—		—		—

Total	Ps.	467	Ps.	10	Ps.	(3)	Ps.	329	Ps.	1,538

Assumed rate of increase in healthcare costs	Current Service Cost		Past Service Cost		Gain or Loss on Settlement or Curtailment		Effect of Net Interest on the Net Defined Benefit Liability (Asset)		Remeasurements of the Net Defined Benefit Liability (Asset)
Postretirement medical services	Ps.	26	Ps.	—	Ps.	—	Ps.	33	Ps.	265

-0.5%: Discount rate used to calculate the defined benefit obligation and the net interest on the net defined benefit liability	Current Service Cost		Past Service Cost		Gain or Loss on Settlement or Curtailment		Effect of Net Interest on the Net Defined Benefit Liability (Asset)		Remeasurements of the Net Defined Benefit Liability (Asset)
Pension and retirement plans	Ps.	355	Ps.	10	Ps.	(2)	Ps.	268	Ps.	1,506
Seniority premiums		111		—		(1)		40		46
Postretirement medical services		26		—		—		31		267
Post-employment		—		—		—		—		—

Total	Ps.	492	Ps.	10	Ps.	(3)	Ps.	339	Ps.	1,819

Expected salary increase
Pension and retirement plans	Ps.	323	Ps.	9	Ps.	(2)	Ps.	253	Ps.	1,291
Seniority premiums		100		—		(1)		38		56
Postretirement medical services		—		—		—		—		—
Post-employment		—		—		—		—		—

Total	Ps.	423	Ps.	9	Ps.	(3)	Ps.	291	Ps.	1,347

Assumed rate of increase in healthcare costs

Postretirement medical services	Ps.	23	Ps.	—	Ps.	—	Ps.	28	Ps.	179

(1)	Amounts accumulated in other comprehensive income as of the end of the period.